Employee Benefits Expenses - Key Management Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Salaries and other short-term benefits	$ 9	$ 11
Post-employment benefits	1	1
Share-based payments	4	6
Key management compensation	$ 14	$ 18